UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6325

Dreyfus Midcap Index Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2009

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2009 (Unaudited)

Common Stocks--95.8%	Shares	Value ($)
Consumer Discretionary--13.7%
99 Cents Only Stores	92,662 a,b	776,508
Advance Auto Parts	187,717	6,143,977
Aeropostale	132,300 a,b	2,792,853
American Eagle Outfitters	408,600	3,681,486
American Greetings, Cl. A	92,181	400,066
AnnTaylor Stores	116,573 b	573,539
ArvinMeritor	149,438 a	261,516
Barnes & Noble	75,166 a	1,234,226
Belo, Cl. A	178,039	254,596
Blyth	48,950 a	166,919
Bob Evans Farms	60,743 a	1,066,647
BorgWarner	229,553	3,874,855
Boyd Gaming	115,550 a	555,796
Brink's Home Security Holding	80,645 b	1,844,351
Brinker International	201,655	2,212,155
Callaway Golf	127,825	972,748
Career Education	145,727 b	3,176,849
Carmax	436,844 a,b	3,612,700
Cheesecake Factory	121,205 b	1,052,059
Chico's FAS	350,970 a,b	1,389,841
Chipotle Mexican Grill, Cl. A	65,379 a,b	3,122,501
Coldwater Creek	94,400 a,b	266,208
Collective Brands	126,196 a,b	1,346,511
Corinthian Colleges	169,544 a,b	3,167,082
DeVry	122,122	6,543,297
Dick's Sporting Goods	168,573 b	1,855,989
Dollar Tree	179,662 b	7,673,364
DreamWorks Animation SKG, Cl. A	152,662 b	3,350,931
Foot Locker	306,920	2,258,931
Gentex	276,711 a	2,321,605
Guess?	119,297 a	1,919,489
Hanesbrands	185,119 a,b	1,664,220
Harte-Hanks	76,880 a	484,344
Hovnanian Enterprises, Cl. A	102,540 a,b	173,293
International Speedway, Cl. A	54,943	1,279,073
ITT Educational Services	62,152 a,b	7,614,242
J Crew Group	102,641 a,b	1,026,410
John Wiley & Sons, Cl. A	84,821	3,005,208
Lamar Advertising, Cl. A	150,416 a,b	1,355,248
Life Time Fitness	71,222 a,b	1,054,798
LKQ	277,001 b	3,199,362
Marvel Entertainment	97,163 a,b	2,672,954
Matthews International, Cl. A	60,531 a	2,357,077
MDC Holdings	72,829	2,231,481
Modine Manufacturing	65,370	179,114
Mohawk Industries	111,220 a,b	3,571,274
NetFlix	82,544 a,b	2,983,140
NVR	10,776 b	4,591,546

O'Reilly Automotive	266,734 a,b	7,753,957
PetSmart	251,936	4,728,839
Phillips-Van Heusen	101,924	1,938,594
Priceline.com	80,433 a,b	5,396,250
Regis	87,300	982,125
Rent-A-Center	132,195 a,b	1,963,096
Ross Stores	256,491	7,545,965
Ryland Group	84,550 a	1,318,980
Saks	290,004 a,b	730,810
Scholastic	53,750	585,875
Scientific Games, Cl. A	128,748 b	1,618,362
Service Corporation International	506,403	2,304,134
Sotheby's	133,113 a	1,156,752
Strayer Education	28,195	6,102,244
Thor Industries	72,539 a	767,463
Timberland, Cl. A	91,062 a,b	1,000,771
Toll Brothers	258,283 a,b	4,395,977
Tupperware Brands	122,839	2,525,570
Under Armour, Cl. A	72,199 a,b	1,335,682
Urban Outfitters	225,933 b	3,520,036
Warnaco Group	94,022 b	2,128,658
Wendy's/Arby's Group, Cl. A	828,549	4,175,887
Williams-Sonoma	171,445 a	1,357,844
		174,646,250
Consumer Staples--4.4%
Alberto-Culver	168,863	4,130,389
BJ's Wholesale Club	116,504 a,b	3,341,335
Church & Dwight	138,843 a	7,390,613
Corn Products International	147,647	3,418,028
Energizer Holdings	115,626 b	5,507,266
Flowers Foods	156,270	3,358,242
Hansen Natural	146,569 a,b	4,910,062
Hormel Foods	138,956	4,145,057
Lancaster Colony	39,252 a	1,429,165
NBTY	108,519 b	2,047,754
PepsiAmericas	113,487	1,830,545
Ralcorp Holdings	111,730 a,b	6,616,651
Ruddick	77,518 a	1,864,308
Smithfield Foods	235,431 a,b	2,794,566
Tootsie Roll Industries	51,217 a	1,222,550
Universal	49,483	1,513,190
		55,519,721
Energy--6.6%
Arch Coal	283,108	4,300,411
Bill Barrett	73,269 a,b	1,619,978
Cimarex Energy	164,995	4,098,476
Comstock Resources	91,241 b	3,479,019
Denbury Resources	489,699 b	5,993,916
Encore Acquisition	104,500 b	2,840,310
Exterran Holdings	128,148 a,b	2,839,760
FMC Technologies	247,848 b	7,333,822
Forest Oil	192,470 a,b	2,887,050
Frontier Oil	205,800 a	2,938,824
Helix Energy Solutions Group	181,741 a,b	935,966
Helmerich & Payne	208,579	4,684,684

Mariner Energy	175,972 b	1,742,123
Newfield Exploration	262,163 b	5,030,908
Oceaneering International	107,893 b	3,717,993
Overseas Shipholding Group	49,978 a	1,784,215
Patriot Coal	129,549 a,b	664,586
Patterson-UTI Energy	306,423	2,929,404
Plains Exploration & Production	213,308 b	4,505,065
Pride International	343,081 b	5,530,466
Quicksilver Resources	221,275 a,b	1,533,436
Southern Union	245,709	3,167,189
Superior Energy Services	153,550 b	2,392,309
Tidewater	102,152 a	4,250,545
Unit	93,622 b	2,334,933
		83,535,388
Financial--17.4%
Affiliated Managers Group	81,396 a,b	3,271,305
Alexandria Real Estate Equities	63,837 a	3,788,088
AMB Property	195,198 a	3,146,592
American Financial Group	148,770	2,526,115
AmeriCredit	260,639 a,b	1,227,610
Apollo Investment	281,773 a	1,845,613
Arthur J. Gallagher & Co.	188,321	4,438,726
Associated Banc-Corp	253,158 a	3,961,923
Astoria Financial	159,546	1,448,678
BancorpSouth	143,284 a	2,708,068
Bank of Hawaii	94,582	3,392,656
BRE Properties	101,215 a	2,569,849
Brown & Brown	230,013	4,400,149
Camden Property Trust	105,528	2,781,718
Cathay General Bancorp	98,074 a	1,245,540
City National	80,160 a	2,774,338
Colonial BancGroup	413,001 a	326,271
Commerce Bancshares	130,758	4,569,992
Cousins Properties	86,442 a	830,708
Cullen/Frost Bankers	117,581	5,146,520
Duke Realty	291,967 a	2,689,016
Eaton Vance	230,033	4,402,832
Equity One	66,759 a	951,316
Essex Property Trust	53,108 a	3,507,783
Everest Re Group	121,749	7,670,187
Federal Realty Investment Trust	116,881 a	5,917,685
Fidelity National Financial, Cl. A	419,907	6,139,040
First American	184,099	4,020,722
First Niagara Financial Group	234,895	3,067,729
FirstMerit	160,493	2,595,172
Fulton Financial	346,747 a	2,434,164
Hanover Insurance Group	101,227	4,091,595
HCC Insurance Holdings	227,352	5,322,310
Highwoods Properties	125,954 a	2,841,522
Horace Mann Educators	80,300	750,805
Hospitality Properties Trust	186,165 a	2,498,334
International Bancshares	101,126	1,842,516
Jefferies Group	239,700 a	2,766,138
Jones Lang LaSalle	68,305	1,612,681
Liberty Property Trust	194,515	3,890,300

Macerich	150,797 a	2,222,748
Mack-Cali Realty	130,542	2,652,613
Mercury General	70,570 a	2,733,882
Nationwide Health Properties	196,964	5,028,491
New York Community Bancorp	682,302	9,040,502
Old Republic International	457,424	4,720,616
Omega Healthcare Investors	163,041	2,385,290
PacWest Bancorp	48,438 a	819,087
PMI Group	138,460 a	192,459
Potlatch	78,297 a	1,972,301
Protective Life	138,444	1,146,316
Raymond James Financial	191,122 a	3,537,668
Rayonier	156,272	4,600,648
Realty Income	206,640 a	3,981,953
Regency Centers	138,772 a	4,898,652
Reinsurance Group of America	143,870	5,126,088
SEI Investments	264,400	3,349,948
SL Green Realty	112,997 a	1,775,183
StanCorp Financial Group	96,942	2,503,042
SVB Financial Group	64,917 a,b	1,348,326
Synovus Financial	556,460 a	2,203,582
TCF Financial	228,314 a	2,828,810
UDR	269,898 a	3,165,904
Unitrin	97,461 a	1,243,602
Valley National Bancorp	267,499 a	3,482,837
W.R. Berkley	274,871	7,278,584
Waddell & Reed Financial, Cl. A	168,012	2,372,329
Washington Federal	174,268 a	2,140,011
Webster Financial Corp.	104,322 a	436,066
Weingarten Realty Investors	153,505 a	2,485,246
Westamerica Bancorporation	57,240 a	2,445,865
Wilmington Trust	134,918 a	1,847,027
		221,377,982
Health Care--12.0%
Advanced Medical Optics	105,476 a,b	2,317,308
Affymetrix	142,300 b	452,514
Beckman Coulter	124,174	6,173,931
Bio-Rad Laboratories, Cl. A	37,882 b	2,407,022
Cerner	134,878 a,b	4,548,086
Charles River Laboratories
International	134,114 a,b	3,273,723
Community Health Systems	184,819 b	3,445,026
Covance	125,426 b	4,841,444
Edwards Lifesciences	110,350 a,b	6,344,022
Endo Pharmaceuticals Holdings	232,068 b	5,214,568
Gen-Probe	107,817 b	4,853,921
Health Management Associates, Cl. A	495,000 a,b	787,050
Health Net	205,441 b	3,005,602
Henry Schein	177,080 a,b	6,628,104
Hill-Rom Holdings	123,846 a	1,743,752
Hologic	507,896 b	5,988,094
IDEXX Laboratories	118,043 a,b	3,871,810
Immucor	138,985 b	3,851,274
Kindred Healthcare	60,500 b	820,985

Kinetic Concepts	110,976 a,b	2,674,522
LifePoint Hospitals	105,837 a,b	2,385,566
Lincare Holdings	147,424 b	3,545,547
Masimo	94,918 b	2,635,873
Medicis Pharmaceutical, Cl. A	112,242 a	1,563,531
Omnicare	206,423 a	5,771,587
Perrigo	153,877 a	4,516,290
Pharmaceutical Product Development	233,761	5,584,550
Psychiatric Solutions	110,845 a,b	2,881,970
Resmed	150,015 b	5,985,599
Sepracor	215,665 b	3,278,108
STERIS	116,615 a	3,101,959
Techne	75,314	4,516,581
Teleflex	78,738	4,187,287
Thoratec	111,147 b	3,219,929
United Therapeutics	46,054 a,b	3,129,369
Universal Health Services, Cl. B	100,363	3,798,740
Valeant Pharmaceuticals
International	161,473 a,b	3,503,964
Varian	57,357 a,b	1,596,819
VCA Antech	167,720 a,b	3,156,490
Vertex Pharmaceuticals	298,335 b	9,859,972
WellCare Health Plans	85,262 b	1,260,172
		152,722,661
Industrial--13.7%
AGCO	181,799 a,b	3,868,683
AirTran Holdings	237,150 a,b	972,315
Alaska Air Group	71,679 a,b	1,889,458
Alexander & Baldwin	81,918 a	1,805,473
Alliant Techsystems	64,840 a,b	5,239,720
AMETEK	211,556	6,761,330
BE Aerospace	196,917 b	1,904,187
Brink's	80,664	2,131,950
Bucyrus International	148,353	2,299,472
Carlisle Cos.	120,820	2,255,709
Clean Harbors	39,932 b	2,136,761
Con-way	90,804	2,000,412
Copart	125,495 b	3,023,175
Corporate Executive Board	67,328	1,360,026
Corrections Corp. of America	249,139 b	3,433,135
Crane	95,898	1,670,543
Deluxe	101,222	1,167,090
Donaldson	152,540 a	4,747,045
Dycom Industries	79,500 b	541,395
Federal Signal	96,263 a	649,775
FTI Consulting	100,691 a,b	4,129,338
GATX	96,463	2,324,758
Graco	117,907 a	2,507,882
Granite Construction	65,195 a	2,296,168
Harsco	165,488	3,925,375
Herman Miller	106,163	1,166,731
HNI	87,546 a	1,156,483
Hubbell, Cl. B	111,253	3,448,843
IDEX	163,814	3,703,835
JB Hunt Transport Services	162,318 a	3,614,822

JetBlue Airways	363,021 a,b	2,043,808
Joy Global	202,578	4,219,700
Kansas City Southern	180,947 b	3,285,998
KBR	320,158	4,533,437
Kelly Services, Cl. A	55,685 a	504,506
Kennametal	144,833	2,323,121
Korn/Ferry International	91,691 a,b	861,895
Landstar System	103,332	3,706,519
Lincoln Electric Holdings	84,847	3,493,151
Manpower	154,527	4,397,838
Mine Safety Appliances	58,840 a	1,154,441
MPS Group	182,715 b	1,105,426
MSC Industrial Direct, Cl. A	88,784 a	3,041,740
Navigant Consulting	94,783 a,b	1,358,240
Nordson	67,515 a	2,039,628
Oshkosh	147,310	1,063,578
Pentair	195,485 a	4,470,742
Quanta Services	391,151 a,b	8,362,808
Rollins	81,876	1,277,266
Roper Industries	177,817	7,315,391
Shaw Group	165,475 b	4,600,205
SPX	107,813	4,540,005
Terex	188,061 b	2,226,642
Thomas & Betts	110,777 b	2,369,520
Timken	168,399	2,507,461
Trinity Industries	157,526 a	1,813,124
United Rentals	120,160 a,b	670,493
URS	165,479 b	5,634,560
Wabtec	96,048 a	2,874,717
Waste Connections	157,982 b	4,584,638
Werner Enterprises	84,332 a	1,264,980
Woodward Governor	108,003	2,221,622
YRC Worldwide	115,900 a,b	333,792
		174,332,881
Information Technology--12.4%
3Com	804,462 a,b	1,874,396
ACI Worldwide	69,750 a,b	1,185,052
Acxiom	138,100	1,313,331
ADC Telecommunications	191,330 a,b	970,043
ADTRAN	108,424 a	1,642,624
Advent Software	33,650 a,b	734,579
Alliance Data Systems	127,977 a,b	5,322,563
ANSYS	177,763 b	4,419,188
Arrow Electronics	236,450 b	4,509,101
Atmel	887,515 b	2,964,300
Avnet	298,648 b	5,919,203
Avocent	88,665 b	1,272,343
Broadridge Financial Solutions	280,188	3,779,736
Cadence Design Systems	515,325 b	1,947,929
CommScope	139,404 b	2,010,206
Cree	174,995 a,b	3,487,650
Diebold	131,007	3,246,353
Digital River	73,453 b	1,819,431
DST Systems	80,592 a,b	2,560,408
F5 Networks	157,823 a,b	3,498,936

FactSet Research Systems	83,498 a	3,323,220
Fair Isaac	95,929 a	1,218,298
Fairchild Semiconductor
International	245,655 b	1,117,730
Gartner	117,358 a,b	1,661,789
Global Payments	158,963	5,517,606
Imation	61,900 a	602,906
Ingram Micro, Cl. A	326,737 b	4,009,063
Integrated Device Technology	334,776 b	1,921,614
International Rectifier	144,377 b	1,966,415
Intersil, Cl. A	243,282	2,264,955
Jack Henry & Associates	167,480 a	2,981,144
Lam Research	247,654 a,b	5,005,087
Lender Processing Services	166,154	4,306,712
Macrovision Solutions	165,201 a,b	2,165,785
ManTech International, Cl. A	41,398 b	2,220,175
Mentor Graphics	188,742 a,b	879,538
Metavante Technologies	177,805 b	2,579,951
Mettler-Toledo International	66,472 b	4,425,706
National Instruments	112,944	2,424,908
NCR	312,727 b	3,924,724
NeuStar, Cl. A	156,281 b	2,128,547
Palm	220,000 a,b	1,687,400
Parametric Technology	230,179 a,b	2,071,611
Plantronics	96,684 a	981,343
Polycom	164,798 a,b	2,315,412
RF Micro Devices	530,000 a,b	572,400
SAIC	401,870 b	7,932,914
Semtech	119,615 a,b	1,405,476
Silicon Laboratories	91,583 b	2,109,156
SRA International, Cl. A	83,270 b	1,359,799
Sybase	160,679 a,b	4,388,143
Synopsys	285,626 b	5,284,081
Tech Data	99,075 b	1,794,248
Trimble Navigation	236,975 b	3,511,970
ValueClick	171,661 a,b	1,072,881
Vishay Intertechnology	369,149 b	1,092,681
Western Digital	439,141 b	6,446,590
Wind River Systems	134,282 b	1,070,228
Zebra Technologies, Cl. A	125,565 b	2,113,259
		158,332,837
Materials--6.6%
Airgas	160,517	5,667,855
Albemarle	180,802	4,022,844
AptarGroup	133,796	4,123,593
Ashland	130,943	1,050,163
Cabot	129,549	1,730,775
Carpenter Technology	87,342	1,441,143
Chemtura	491,003	368,252
Cliffs Natural Resources	225,012 a	5,213,528
Commercial Metals	225,493	2,593,170
Cytec Industries	93,297	1,906,991
Ferro	89,374	353,921
FMC	146,739	6,547,494
Greif, Cl. A	67,485	2,042,096

Louisiana-Pacific	184,200 a	383,136
Lubrizol	133,277	4,547,411
Martin Marietta Materials	82,141 a	6,613,993
Minerals Technologies	37,112 a	1,403,205
Olin	152,360	2,140,658
Packaging Corp. of America	202,852 a	2,880,498
Reliance Steel & Aluminum	126,334	2,795,771
RPM International	255,037	3,139,505
Scotts Miracle-Gro, Cl. A	86,806 a	2,796,889
Sensient Technologies	95,716	2,057,894
Sonoco Products	197,613	4,531,266
Steel Dynamics	320,421	3,402,871
Temple-Inland	215,200 a	1,220,184
Terra Industries	202,351	4,144,148
Valspar	197,704	3,430,164
Worthington Industries	118,571 a	1,192,824
		83,742,242
Telecommunication Services--.6%
Cincinnati Bell	455,528 b	633,184
Telephone & Data Systems	211,005	6,437,763
		7,070,947
Utilities--8.4%
AGL Resources	152,218	4,692,881
Alliant Energy	218,922	6,311,521
Aqua America	267,892 a	5,556,080
Black Hills	76,126 a	2,017,339
DPL	229,897 a	4,954,280
Energen	142,108	4,150,975
Great Plains Energy	235,684	4,494,494
Hawaiian Electric Industries	178,608 a	3,872,221
IDACORP	90,292 a	2,628,400
MDU Resources Group	364,144	7,242,824
National Fuel Gas	156,782	4,697,189
Northeast Utilities	308,643	7,345,703
NSTAR	211,743 a	7,161,148
NV Energy	464,080	4,979,578
OGE Energy	183,916	4,539,047
ONEOK	207,132	6,052,397
PNM Resources	171,233 a	1,719,179
Puget Energy	257,070	7,557,858
UGI	213,805	5,424,233
Vectren	160,528	4,140,017
Westar Energy	214,596 a	4,309,088
WGL Holdings	99,052 a	3,179,569
		107,026,021
Total Common Stocks
(cost $1,687,174,006)		1,218,306,930
	Principal
Short-Term Investments--.5%	Amount ($)	Value ($)
U.S. Treasury Bills
0.22%, 6/18/09
(cost $6,639,374)	6,645,000 [c]	6,638,548

Other Investment--3.3%	Shares	Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $41,849,000)	41,849,000 [d]	41,849,000

Investment of Cash Collateral for
Securities Loaned--20.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $264,849,359)	264,849,359 [d]	264,849,359

Total Investments (cost $2,000,511,739)	120.4%	1,531,643,837
Liabilities, Less Cash and Receivables	(20.4%)	(259,398,564)
Net Assets	100.0%	1,272,245,273

a	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $240,353,583 and the total market value of the collateral held by the fund is $264,849,359.
b	Non-income producing security.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At January 31, 2009 , the aggregate cost of investment securities for income tax purposes was $2,000,511,739.

Net unrealized depreciation on investments was $468,867,902 of which $110,941,113 related to appreciated investment securities and $579,809,015 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2009

Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2009 ($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	933	46,398,090	March 2009	(1,482,180)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	1,525,005,289	(1,482,180)
Level 2 - Other Significant Observable Inputs	6,638,548	0
Level 3 - Significant Unobservable Inputs	0	0
Total	1,531,643,837	(1,482,180)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)